UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Cash Reserves Fund

August 31, 2009

1.805742.105.104

CAS-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
9/8/09	0.40% (d)	$ 181,000	$ 181,000
Roche Holdings, Inc.
9/18/09	1.95 (f)	1,430,000	1,430,000
TOTAL CORPORATE BONDS			1,611,000
Certificates of Deposit - 47.5%

London Branch, Eurodollar, Foreign Banks - 18.3%
Bayerische Hypo-und Vereinsbank AG
10/27/09	0.50	474,000	474,000
Commonwealth Bank of Australia
11/18/09 to 12/31/09	0.50 to 0.65	1,434,000	1,434,005
Credit Agricole SA
10/22/09 to 5/20/10	0.60 to 1.10	6,310,000	6,310,000
Credit Industriel et Commercial
9/3/09 to 10/19/09	0.35 to 0.74	2,369,000	2,369,000
Danske Bank AS
9/8/09 to 10/6/09	0.30 to 0.40	735,000	735,003
DnB NOR Bank ASA
10/21/09	0.28	769,000	769,005
HSBC Bank PLC
10/29/09 to 11/27/09	0.50 to 1.00	941,000	941,000
ING Bank NV
10/6/09 to 12/14/09	0.40 to 0.58	2,535,000	2,535,000
Landesbank Baden-Wuert
9/14/09 to 9/21/09	0.37	2,620,000	2,620,014
Landesbank Hessen-Thuringen
9/2/09 to 1/4/10	0.63 to 0.70	2,675,000	2,675,000
National Australia Bank Ltd.
9/29/09 to 11/5/09	0.40 to 1.05	2,724,000	2,724,000
UniCredit SpA
9/8/09 to 10/13/09	0.60 to 0.71	1,494,000	1,494,000
			25,080,027
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 29.2%
Bank of Nova Scotia
9/8/09 to 12/29/09	0.51 to 1.00% (d)	$ 5,023,000	$ 5,023,000
Bank Tokyo-Mitsubishi UFJ Ltd.
10/1/09 to 1/27/10	0.40 to 0.51	5,441,000	5,441,000
BNP Paribas SA
9/16/09 to 1/25/10	0.50 to 1.08	4,177,000	4,177,000
Calyon SA
12/15/09	0.63	500,000	500,000
Commerzbank AG
10/8/09 to 11/20/09	0.50 to 0.60	2,441,000	2,441,000
Deutsche Bank AG
10/5/09 to 10/9/09	0.77 to 0.81 (d)	875,000	875,000
Fortis Banque SA
9/28/09 to 10/23/09	0.40 to 0.70	901,000	901,000
Intesa Sanpaolo SpA
11/5/09 to 1/6/10	0.61 to 1.05	522,000	522,000
Natexis Banques Populaires NY
11/19/09	0.93 (d)	274,000	274,000
Natixis New York Branch
9/22/09	0.66 (d)	661,000	661,000
Natixis SA
9/1/09 to 11/30/09	0.40 to 1.10 (d)	2,165,000	2,165,000
Rabobank Nederland
9/9/09 to 5/18/10	0.50 to 1.20	4,719,900	4,720,976
Royal Bank of Canada
9/9/09 to 10/1/09	0.90 to 1.00 (d)	1,287,000	1,287,000
Royal Bank of Scotland PLC
9/1/09 to 11/24/09	0.38 to 0.50	3,705,000	3,705,000
Skandinaviska Enskilda Banken AB
9/3/09	0.35	445,000	445,000
Societe Generale
10/27/09 to 11/5/09	0.37 to 1.03 (d)	1,228,000	1,228,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Sumitomo Mitsui Banking Corp.
9/2/09 to 10/16/09	0.28 to 0.40%	$ 1,124,000	$ 1,124,000
Toronto-Dominion Bank
9/10/09 to 4/16/10	0.50 to 1.90 (d)	3,808,000	3,808,004
UBS AG
11/25/09	0.44	845,000	845,000
			40,142,980
TOTAL CERTIFICATES OF DEPOSIT			65,223,007
Commercial Paper - 13.8%

Banco Bilbao Vizcaya Argentaria SA (London Branch)
11/23/09	0.40	210,000	209,806
Bank of America Corp.
9/11/09	0.25	239,000	238,983
Caisse Nationale des Caisses d' Epargne et de Prevoyance
10/2/09 to 11/19/09	0.45 to 0.75	187,600	187,410
Comcast Corp.
9/21/09 to 9/25/09	0.86 (b)	739,000	738,600
Commerzbank U.S. Finance, Inc.
11/2/09	0.50	371,000	370,681
CVS Caremark Corp.
10/6/09 to 11/4/09	0.40 to 1.10	406,500	406,101
Dakota Notes (Citibank Credit Card Issuance Trust)
9/8/09 to 10/22/09	0.53 to 0.65	2,699,000	2,697,574
Devon Energy Corp.
9/16/09	0.52	149,000	148,968
DnB NOR Bank ASA
9/14/09 to 9/17/09	0.59	362,000	361,914
Emerald Notes (BA Credit Card Trust)
9/1/09 to 10/26/09	0.95 to 1.20	1,467,000	1,465,490
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Groupe Bpce
11/5/09 to 12/8/09	0.48 to 0.51%	$ 1,492,000	$ 1,490,438
HVB U.S. Finance, Inc.
10/1/09 to 10/9/09	0.55	518,000	517,733
Intesa Funding LLC
12/4/09 to 1/15/10	0.60 to 0.68	548,000	546,818
Irish Republic
10/22/09	0.55	812,000	811,367
Landesbank Hessen-Thuringen
9/2/09 to 10/7/09	0.58 to 0.70	592,000	591,869
Market Street Funding LLC
9/17/09	0.30	250,000	249,967
Natexis Banques Populaires U.S. Finance Co. LLC
11/2/09	0.65	776,000	775,131
Nationwide Building Society
9/1/09 to 10/30/09	0.51 to 0.70	1,900,000	1,899,061
Palisades Notes (Citibank Omni Master Trust)
9/1/09 to 9/3/09	0.90	1,111,510	1,111,482
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	545,000	542,768
Sanpaolo IMI U.S. Financial Co.
11/23/09 to 12/17/09	0.58 to 0.60	717,000	715,834
Societe Generale North America, Inc.
9/14/09 to 9/15/09	0.27	606,000	605,939
Time Warner Cable, Inc.
9/4/09 to 9/16/09	0.47	497,588	497,509
Toronto Dominion Holdings (USA)
11/30/09 to 3/8/10	0.50 to 0.55	211,000	210,523
Vodafone Group PLC
9/1/09	0.87	50,000	50,000
Westpac Banking Corp.
9/11/09 to 5/10/10	0.50 to 0.70 (d)	1,462,000	1,459,634
TOTAL COMMERCIAL PAPER			18,901,600
U.S. Government and Government Agency Obligations - 2.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 2.3%
Bank of America NA (FDIC Guaranteed)
9/14/09 to 10/29/09	0.55 to 0.66% (c)(d)	$ 1,944,995	$ 1,944,995
Citibank NA (FDIC Guaranteed)
9/30/09	0.65 (c)(d)	50,000	50,000
General Electric Capital Corp. (FDIC Guaranteed)
10/8/09	0.60 (c)(d)	1,157,070	1,157,070
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			3,152,065
Federal Agencies - 15.3%

Fannie Mae - 4.6%
9/25/09 to 2/10/10	0.40 to 3.37 (d)	6,329,345	6,318,257
Federal Home Loan Bank - 7.2%
9/23/09 to 8/17/10	0.40 to 2.66 (d)	9,936,000	9,937,849
Freddie Mac - 3.5%
9/3/09 to 2/4/10	0.62 to 0.86 (d)	4,740,045	4,735,953
TOTAL FEDERAL AGENCIES			20,992,059
U.S. Treasury Obligations - 5.1%

U.S. Treasury Bills - 4.3%
10/22/09 to 8/26/10	0.43 to 1.53	5,968,145	5,949,914
U.S. Treasury Notes - 0.8%
5/15/10 to 6/15/10	0.50 to 0.59	1,047,000	1,071,073
TOTAL U.S. TREASURY OBLIGATIONS			7,020,987
Medium-Term Notes - 8.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AT&T, Inc.
10/2/09	1.05% (b)(d)	$ 1,140,000	$ 1,140,000
Bank of America NA
10/5/09	0.80 (d)	1,150,000	1,150,000
Bank of Montreal
9/8/09	0.80 (b)(d)	481,000	481,000
Banque Federative du Credit Mutuel
11/28/09	0.72 (b)(d)	538,000	538,000
BNP Paribas SA
11/13/09	0.68 (d)	696,000	696,000
BP Capital Markets PLC
9/11/09	0.77 (d)	450,000	450,000
Cellco Partnership
12/27/09	1.11 (b)(d)	555,000	555,000
Commonwealth Bank of Australia
10/6/09	0.80 (b)(d)	948,000	948,000
General Electric Capital Corp.
9/8/09 to 10/5/09	0.34 to 0.61 (d)	731,000	731,005
Metropolitan Life Global Funding I
12/7/09	1.20 (b)(d)	217,500	217,500
National Australia Bank Ltd.
9/8/09	0.86 (b)(d)	587,000	587,000
New York Life Insurance Co.
9/30/09 to 11/30/09	1.41 to 1.75 (d)(f)	812,000	812,000
Nordea Bank AB
10/23/09	0.87 (d)	385,000	385,000
Procter & Gamble Co.
9/9/09	0.66 (d)	156,000	156,000
Royal Bank of Canada
9/15/09	0.69 (b)(d)	750,000	750,000
Societe Generale
9/4/09	1.06 (b)(d)	371,000	371,000
Verizon Communications, Inc.
9/15/09	0.93 (d)	575,000	575,000
Westpac Banking Corp.
9/4/09	0.89 (b)(d)	1,050,000	1,049,991
TOTAL MEDIUM-TERM NOTES			11,592,496
Short-Term Notes - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Life Insurance Co.
9/1/09 to 10/1/09	0.93 to 2.10% (d)(f)	$ 240,000	$ 240,000
Time Deposits - 0.2%

Banco Santander SA
9/22/09 to 9/25/09	0.50	341,000	341,000
Asset-Backed Securities - 0.1%

Bank America Auto Trust
7/15/10	0.67 (b)	158,501	158,501
Repurchase Agreements - 6.6%
	Maturity Amount (000s)
In a joint trading account at 0.22% dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) #	$ 163	163
With:
Banc of America Securities LLC at 0.38%, dated 8/31/09 due 9/1/09 (Collateralized by Corporate Obligations valued at $435,754,601, 0.67% - 8.95%, 12/4/09 - 2/1/38)	415,004	415,000
Barclays Capital, Inc. at:
0.48%, dated 8/31/09 due 9/1/09:
(Collateralized by Equity Securities valued at $1,493,819,918)	1,358,018	1,358,000
(Collateralized by U.S. Government Obligations valued at $129,781,731, 0% - 16.16%, 8/25/19 - 2/15/38)	126,002	126,000
0.5%, dated:
8/14/09 due 9/14/09 (Collateralized by Equity Securities valued at $348,787,180)	317,136	317,000
8/21/09 due 11/19/09 (Collateralized by Corporate Obligations valued at $44,106,738, 6.38% - 10.15%, 5/1/12 - 6/15/38)	42,053	42,000
0.48%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations valued at $261,696,250, 0% - 22.28%, 1/16/18 - 9/25/39)	254,003	254,000
BNP Paribas Securities Corp. at 0.33%, dated 8/31/09 due 9/1/09 (Collateralized by Corporate Obligations valued at $114,451,050, 4.88% - 8.75%, 10/1/10 - 3/1/31)	109,001	109,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citigroup Global Markets, Inc. at:
0.38%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations valued at $257,043,687, 0% - 8.5%, 9/1/09 - 6/15/25)	$ 252,003	$ 252,000
0.48%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $256,310,807)	233,003	233,000
Credit Suisse Securities (USA) LLC at 0.43%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $877,801,708)	798,010	798,000
Deutsche Bank Securities, Inc. at:
0.27%, dated 8/25/09 due 9/25/09 (Collateralized by Commercial Paper Obligations valued at $259,997,384, 9/24/09 - 9/25/09)	252,059	252,000
0.35%, dated 8/25/09 due 11/25/09 (Collateralized by Commercial Paper Obligations valued at $189,222,391, 11/25/09)	183,164	183,000
0.38%, dated:
8/17/09 due 11/13/09 (Collateralized by Commercial Paper Obligations valued at $240,960,266, 11/13/09)	233,216	233,000
8/18/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $131,030,576, 9/16/09 - 11/25/09)	127,121	127,000
0.48%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $854,711,410)	777,010	777,000
0.55%, dated 7/1/09 due 10/1/09 (Collateralized by Commercial Paper Obligations valued at $114,476,260, 10/1/09)	111,156	111,000
HSBC Securities, Inc. at 0.33%, dated 8/31/09 due 9/1/09 (Collateralized by Corporate Obligations valued at $165,902,686, 4.95% - 10.2%, 6/1/10 - 2/6/39)	158,001	158,000
J.P. Morgan Securities, Inc. at:
0.38%, dated 8/31/09 due 9/1/09 (Collateralized by Corporate Obligations valued at $367,504,318, 3.15% - 11.2%, 12/6/09 - 1/1/45)	350,004	350,000
0.43%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $277,781,111)	250,003	250,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.43%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $856,910,253)	779,009	779,000
0.48%, dated 8/24/09 due 11/24/09 (Collateralized by Equity Securities valued at $463,146,955) (d)(e)	421,516	421,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. at:
0.38%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $62,700,664)	$ 57,001	$ 57,000
0.42%, dated 8/20/09 due 11/18/09 (Collateralized by Equity Securities valued at $695,297,342)	632,664	632,000
RBC Capital Markets Co. at:
0.38%, dated 8/31/09 due 9/1/09 (Collateralized by Corporate Obligations valued at $262,496,361, 0% - 9.63%, 1/29/10 - 6/1/39)	250,003	250,000
0.53%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $45,100,679)	41,001	41,000
UBS Securities LLC at 0.55%, dated 7/2/09 due 9/29/09 (Collateralized by Corporate Obligations valued at $414,083,422, 4% - 9.85%, 10/15/09 - 10/1/41)	394,536	394,000
Wells Fargo Securities, LLC at 0.36%, dated 8/31/09 due 9/1/09 (Collateralized by Corporate Obligations valued at $122,795,245, 0% - 10.38%, 9/16/09 - 7/15/39)	117,001	117,000
TOTAL REPURCHASE AGREEMENTS		9,036,163
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $138,268,878)		138,268,878
NET OTHER ASSETS - (0.7)%	(981,987)
NET ASSETS - 100%	$ 137,286,891
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,534,592,000 or 5.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $3,152,065,000 or 2.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,482,000,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co.: 0.93%, 9/1/09	2/24/03	$ 65,000
2.1%, 10/1/09	3/26/02	$ 175,000
New York Life Insurance Co.: 1.41%, 11/30/09	5/8/09	$ 318,000
1.75%, 9/30/09	3/23/09	$ 494,000
Roche Holdings, Inc. 1.95%, 9/18/09	3/13/09	$ 1,430,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$163,000 due 9/01/09 at 0.22%
BNP Paribas Securities Corp.	$ 13
Banc of America Securities LLC	14
Bank of America, NA	22
Barclays Capital, Inc.	18
Citigroup Global Markets, Inc.	11
Credit Suisse Securities (USA) LLC	7
Deutsche Bank Securities, Inc.	12
Greenwich Capital Markets, Inc.	4
ING Financial Markets LLC	8
J.P. Morgan Securities, Inc.	21
Merrill Lynch Government Securities, Inc.	2
Mizuho Securities USA, Inc.	10
RBC Capital Markets Corp.	1
Societe Generale, New York Branch	7
UBS Securities LLC	11
Wachovia Capital Markets LLC	2
$ 163
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $138,268,878,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® U.S. Government
Reserves Fund

August 31, 2008

1.805753.105

FUS-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 2.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 2.9%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
11/19/09 to 11/20/09	0.26 to 0.26% (b)	$ 123,000	$ 122,932
Federal Agencies - 53.1%

Fannie Mae - 11.4%
9/1/09 to 2/22/10	0.39 to 3.37 (c)	484,860	484,419
Federal Home Loan Bank - 25.6%
9/4/09 to 8/17/10	0.18 to 2.66 (c)	1,089,020	1,089,054
Freddie Mac - 16.1%
9/3/09 to 5/5/10	0.17 to 1.24 (c)	687,000	687,119
TOTAL FEDERAL AGENCIES			2,260,592
U.S. Treasury Obligations - 14.4%

U.S. Treasury Bills - 12.0%
10/22/09 to 8/26/10	0.35 to 1.01	512,592	510,828
U.S. Treasury Notes - 2.4%
5/31/10 to 6/30/10	0.48 to 0.60	99,000	100,546
TOTAL U.S. TREASURY OBLIGATIONS			611,374
Repurchase Agreements - 30.1%
	Maturity Amount (000s)
In a joint trading account at 0.22% dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) #	$ 1,107,044	1,107,037
With:
Barclays Capital, Inc. at 0.22%, dated 8/10/09 due 9/30/09 (Collateralized by U.S. Government Obligations valued at $14,282,714, 0%, 11/27/09)	14,004	14,000
Deutsche Bank Securities, Inc. at 0.22%, dated 8/4/09 due 10/2/09 (Collateralized by U.S. Government Obligations valued at $60,190,298, 7%, 8/1/38)	59,021	59,000
Repurchase Agreements - 30.1%
	Maturity Amount (000s)	Value (000s)
With:
ING Financial Markets LLC at:
0.23%, dated 8/17/09 due 10/16/09 (Collateralized by U.S. Government Obligations valued at $59,747,012, 6%, 5/15/35)	$ 58,022	$ 58,000
0.27%, dated 7/20/09 due 9/18/09 (Collateralized by U.S. Government Obligations valued at $45,335,058, 0.72% - 6%, 5/15/18 - 5/15/37)	44,020	44,000
TOTAL REPURCHASE AGREEMENTS		1,282,037
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $4,276,935)		4,276,935
NET OTHER ASSETS - (0.5)%		(23,108)
NET ASSETS - 100%		$ 4,253,827
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $122,932,000, or 2.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,107,037,000 due 9/01/09 at 0.22%
BNP Paribas Securities Corp.	$ 85,782
Banc of America Securities LLC	95,580
Bank of America, NA	147,055
Barclays Capital, Inc.	119,482
Citigroup Global Markets, Inc.	73,527
Credit Suisse Securities (USA) LLC	49,018
Deutsche Bank Securities, Inc.	79,655
Greenwich Capital Markets, Inc.	24,509
ING Financial Markets LLC	51,469
J.P. Morgan Securities, Inc.	161,263
Merrill Lynch Government Securities, Inc.	12,255
Mizuho Securities USA, Inc.	64,949
RBC Capital Markets Corp.	6,127
Societe Generale, New York Branch	49,018
UBS Securities LLC	75,093
Wachovia Capital Markets LLC	12,255
$ 1,107,037
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $4,276,935,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009